Financial Income and Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Income and Expenses
Foreign currency gain	€ 1,511	€ 109	€ 3,424
Fair value change of derivative (ineffectiveness)	428		363
Interest income	3,294	1,432	244
Financial income	5,233	1,541	4,031
Interest expense - Interest linked to debt liabilities	2,368	2,851	1,351
Interest expense - Interest with related parties			157
Guarantee charges	581
Fair value change of derivative (ineffectiveness)		765
Lease liabilities	428	25	21
Foreign currency loss	3,322	389	7,834
Bank fees	501	456	318
Financial expenses	€ 7,200	€ 4,486	€ 9,681